                                                                  Toron, Inc.

                                                                  1207 Royal York Road

                                                                  Toronto, ON,

                                                                  Canada M9A 4B5

May 28, 2010

United States Securities and Exchange Commissiso

Division of Corporate Finance

100 F Street

Washington D.C. 20549

Re: Toron, Inc.

Attention Scott M. Anderegg

We are writing in response to your comments of April 15, 2010

1. We note that in your Calculation of Registration Fee chart and on your prospectus cover page you disclose the offering price per share as $.04. However, on page six, the Offering, you disclose your sales price as $.06 per share. Please revise your disclosure or advise.

We have revised this typographical error to reflect the offering price of $0.04

2. Your disclosure indicates that you are a development stage company that intends to engage in the business of "providing internet domain names embodied as both products and services. We note that you have no operating history and no revenues since incept-Ion. We also note that some of your selling shareholders have been selling shareholders in other initial public offers in which the company abandoned its original business plan. For example, we note that at least two of your selling shareholders, Tijana.Almantovic and Sasa Mladjen, appear as selling shareholders in the 1933 Act registrations statements filed by Sum Resources Inc. Within one year after going public Som Resources Inc. abandoned its original business plan, changed its officers and directors, sold effective controls of the company and changed its name to Century Petroleum. In view of the foregoing, it appears that your proposed business may be commensurate in scope with the uncertainty ordinarily associated with a blank check company. Accordingly, please revise your disclosure throughout your registration statement to comply with Rule 419 of Regulation C or explain why Rule 419 does not apply.

With respect to the above mentioned shareholders, the Company was not aware that they were subscribers in another public company

Additionally, we have noted this comment and believe we exceed Blank Check status because we have a specific business plan and are following the business plan without deviation. To Date we have implemented the construction of our web site and is scheduled for completion on or about June 30, 2010 at that time we will be in a position to engage in revenue producing activities Additionally, we have made applications to become a reseller for AVG Anti Virus and as resellers  for Network solutions and Go Daddy. This will give us additional exposure as give access to additional revenue streams and data bases.

3. We note that Note 6. Subsequent Events to your financials discloses that in February 2010 the company received proceeds "for the future issuance of 4,479,100 shares of common stock." Since the private placement transaction must be completed before you file a registration statement to resell those securities, please advise.

We have noted this comment and the private placement transaction has been completed

Prospectus cover page

Please advise readers that your auditor has expressed substantial doubt about your ability to continue as a going concern.

We have revised the prospectus cover to include the phrase,” Our auditors have expressed substantial doubt about our ability continue as a going concern”

4. Please revise your disclosure to clarify that there is no assurance that your shares will be quoted on the OTC Bulletin Board. To be quoted, a market maker must file an application on your behalf in order to make a market for your common stock. Please also indicate that there is no guarantee that you will find a market maker to trade your securities. Please make this revision throughout your prospectus.

We have revised this section on our prospectus cover page an through out the body of the prospectus where applicable with the following disclosure.

“there is no assurance that our shares will be quoted on any exchange or Over-the-Counter Market. To be quoted, a market maker must file an application on our behalf in order to make a market in our common stock and there is no guarantee or assurances that we will find a market maker to trade our securities.”

Prospectus Summary, page

6. Here and elsewhere in your prospectus, please ensure that you consistently characterize the status of your operations. For example, you state here that you are in "...the business of providing internet domain names..." as contrasted with the sentence in the preceding paragraph where you state that your company "...will be founded on its ability to provide internet domain names and related services," Considering you have no or little operations, please so state and-consistently refer to the status of your intended operations in the future tense.

We have revised our summary to reflect the status of your intended operations in the future tense.

7. You indicate in the second paragraph that you area Nevada based company yet your executive offices are located in Toronto. Your disclosure on page 21 states your current operations are in Canada. Please revise.

We have revised this section to clarify the location of our executive offices.

8. Please indicate that the acquisition from Danby Technologies is recorded as a complete impairment loss and discuss the reasons for that action. Please also indicate in your business section the impact on your intended operations.

We have noted this comment and have revised our disclosure in the Summary and Business sections

Risk Factors, page 7

9. Please include a risk .factor that addresses the risk of exchange late fluctuations as a result of any fluctuation of the Canadian dollar and the impact this could have on your operations, if material. Please advise.

We have inserted the following risk factor to this section

Because we hold a significant portion of our cash reserves in United States dollars, we may experience weakened purchasing power in Canadian dollar terms and not be able to afford to conduct our planned exploration program.

“We hold a significant portion of our cash reserves in United States dollars. Due to foreign exchange rate fluctuations, the value of these United States dollar reserves can result in both translation gains and losses in Canadian dollars. If there was to be a significant decline in the United States dollar versus the Canadian Dollar, our US dollar purchasing power in Canadian dollars would also significantly decline. If a there was a significant decline in the US dollar could limit on going operations. We have not entered into derivative instruments to offset the impact of foreign exchange fluctuations.”

We area new business with a limited operating history and no revenues as of January 31, 2010 and page 7

10. We note your indication that you are presently engaged in the marketing and sale of internet domain names. This appears inconsistent with your disclosures elsewhere in your prospectus that you have not begun your operations. Please revise or advise and update your information to the latest practicable date.

We have noted this comment and have revised our disclosure with the following to the latest practicable date.

“We were incorporated in the State of Nevada on January 3, 2008. We are presently engaged in the construction of our website and anticipate being fully functional by June 30, 2010 at that time we will be in a position to engage in revenue producing activities.”

We have a history of loses and an accumulated deficit, page 8

11. Please revise this discussion to quantify the amount of additional working capital you will need to implement your business model and how long such capital will suffice.

We have revised this risk factor with the following disclosure

“We currently have sufficient capital to implement our business and  have sufficient working capital to maintain operations for approximately the next year”.

12. We note your sole director and officer is located in Toronto, Canada. If applicable, in an appropriately captioned subsection of the business section, or in the risk factor section, please disclose an investor's ability:

- to effect service of process within the United States against your non-U.S. resident officer and director;

- to enforce U.S. court judgments based upon the civil liability provisions of  U.S. federal securities laws against the above referenced foreign person in the United States;

- to enforce in a Canadian court U.S. court judgments based on the civil liability provisions of the U.S. federal securities laws against the above foreign person; and

- to bring an original action in a Canadian court to enforce liabilities based upon the U.S. federal securities laws against the above foreign person.

 We have noted this comment and have provided the following risk factor

“Our sole director and officer is located in Toronto, Canada which will limit investor's ability  to effect service of process within the United States against our officer and director, to enforce U.S. court judgments based upon the civil liability provisions of  U.S. federal securities laws against our officer and director , to enforce in a Canadian court ,U.S. court judgments based on the civil liability provisions of the U.S. federal securities laws against our officer and director , and bring an original action in a Canadian court to enforce liabilities based upon the U.S. federal securities laws against our officer and director”.

Determination of Offering Price, page 11

 13. We note your disclosure on how you determined the offer price. However, it is inconsistent with your disclosure on page six.  Offering Price. Please revise.

We have revised our disclosure on pages 6 and 11 to be consistent

Plan of Distribution, page 15

14. We note your disclosure that selling security holders may sell the securities "through the issuance of securities by issuers other than us, convertible into, exchangeable for, or payable in our shares." Please provide greater details on how selling security holders could employ this method to sell their securities and indicate whether any selling security holders have any arrangements to sell their securities in this manner.

We have removed this reference from the body of the prospectus as none of our selling share holders have this arrangement and would not be applicable.

Biographical Information, page 18

15. In accordance with of Item 401 of Regulation S-K, please provide the last 5 years of business experience for Ljubisa Vujovic

.

We have revised this section to include Mr. Vujovic’s business experience for the Last five years.

Significant Employees and Consultants, page 18

16. Please revise to clearly state that your only employee or consultant, significant or otherwise is Mr. Vujovic.

 We have revised this section

Organization Within Last Five Years, page 21

17. Please expand your discussion to indicate whether the acquisition from Danby Technologies Corporation was an arms-length transaction. If not, please discuss the relationship including the manner in which the transaction evolved and how the purchase price was determined.

We revised this section to reflect that this was an arms length transaction

18. Please also indicate when the transfer of the domain names will be complete and indicate the reasons for the delay in view of the December 12, 2009 effective date.

We entered into our agreement with Danby Technologies on December 12, 2009 and the transaction closed on January 15, 2010 upon receipt of payment.  Our domain names were transferred to us on April 30, 2010 and our website is currently under construction. The reason for the delay was mainly due to organizational activities in conjunction with preparing this Registration Statement and an oversight on our part as to the transfer of the transfer of URL’s. this has since been rectified.

Competition, page 23

19. Please revise your reference to not being well known since you have not commenced operations. Delete your last two sentences in the first paragraph.

We have deleted the last two sentences of the first paragraph

20. Delete your reference to your management team and through out the prospectus to describe your current status.

We have deleted the reference to our management team and have replaced it with sole director and officer through out the body of the document where applicable.

Management's Discussion and Analysis of Financial Condition and Results of Operations, page 25

Plan of Operation, page 25

2l. Please explain your plan of operation in greater detail. For example, please explain how you intend to obtain domain names, from where and at what cost compared to the price that you will sell them to your customers. Likewise explain in greater details the services you plan to provide. We note your disclosure that you intend to be "providing internet domain names embodied as both products and services." Explain in greater detail how you will provide these services in this manner. In addition, we note that you expect to generate revenues from subscriptions for your products, product service fees and through customer support service charges and fees. Please explain in greater detail how your business plan will generate revenues from each of these services in a manner so that an investor can understand your revenue model. As a related matter, given that your only employee is working 20 hours a week, explain how you will provide these services. In this regard, please describe Mr. Vujovic's activities during the 20 hours per week.

We have noted this comment and have updated and expanded our disclosure

Liquidly and Capital Resources, page 27

22. Please include a discussion of how long you can satisfy your cash requirements and whether you will have to raise additional funds in the next twelve: months. Please also include a reasonably detailed discussion of your ability to continue in existence as a going concern and your ability or inability to generate sufficient cash to support your operations during the next twelve months.

We revised this section with the following disclosure.

“Additionally, we anticipate spending $2,000 on database and website development, development, $20,000 on Marketing and $600 on web hosting and maintenence. We anticipate that these funds will be sufficient for approximately the next year without additional funding.  If we require additional funding and if we are unable to secure the funding necessary to continue our plan of operations, then we will not be able to continue our development or to sell internet domains on the Internet and our business will fail.”

Transactions with Officers and Directors, page 28

Please revise your references to the last three completed fiscal your January 3, 2008 formation date.

We have revised this section by deleting the phrase last three completed fiscal years and have replaced it with; “ from our inception on January 3, 2008”

Report of Independent Registered Public Accounting Firm, page F-2

The first paragraph of the auditor's report refers to "the period from January 3, 2008 (date of inception) through January 31, 2009.- However, your opinion refers to "the period from January 3, 2008 (date of inception) through January 31, 2010." Please amend your filing to include a revised audit report that reconciles this discrepancy or tell us why the current report is appropriate.

The Auditors provided us with a correctly dated audit opinion.  The correct audit opinion has now been filed.

Note 2- Significant Accounting  Policies F-7 Impaired Asset Policy, page  F-7

25. It is not clear what you mean when you say "when applicable" in the first sentence: under this heading. Please clarify.

The phrase “when applicable” has been deleted  from the Notes to the Financial Statements on Page F7.

Income Taxes, page F-

26. Please disclose the amounts and expiration dates of operating losses for tax purposes. See ASC 740-10-50-3.a.

Additional disclosure has been added to the Notes to the Financial Statements on Page F8.

27. Please file a copy of the subscription agreement between you and the selling shareholders as an exhibit.

We have included a copy of the subscription agreement between Toron, Inc. and our selling shareholders as exhibit 4.1

Signatures

28. Please revise to also include the signature of your Principal Executive Officer.

 We have revised this section to include the signature of our Principal Executive Officer

Exhibit 5.1

29. In the list paragraph of your legal opinion, it is inappropriate for counsel to include the phrase "-or the rules and regulations of the SEC promulgated thereunder or Item 509 of Regulation S-K." Please revise.

We have had our attorney revise and update the Legal opinion as requested.

Yours Truly,

/s/ Ljubisa Vujovic

Ljubisa Vujovic, President, CEO

Toron Inc.